Share-based Payments - Narrative - Stock options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payments Table [Line Items]
Share-based payment expense	$ 14,699	$ 13,950	$ 10,718
Stock options
Share-based Payments Table [Line Items]
Share-based payment expense	$ 8,400	$ 6,200	$ 2,100